STOCK BASED COMPENSATION - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 22, 2025	Jul. 01, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 207,508	$ 447,605	$ 1,002,154	$ 1,512,292	$ 1,866,095	$ 2,490,409
Common stock, shares issued	208,586,879		208,586,879		20,274,238	922,362					783,098
Issuance of fully vested common stock for services					12,500
Stock-based compensation expense	$ 207,508	447,605	$ 1,002,154	1,512,292	$ 1,866,095	$ 2,490,409
Common stock shares adjustable	2,830,189		2,830,189
Common stock additional shares required not yet issued	1,425,130		1,425,130
Common stock, shares authorized	900,000,000		900,000,000		900,000,000	250,000,000	900,000,000
Aggregate market value of shares of Common Stock forfeited			$ 600,000
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	3,844,680		3,844,680		66,000			3,560,000
ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	753,000		753,000		10,000			710,000
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total grant date fair value of RSUs awarded			$ 0	246,000	$ 246,000	$ 1,709,217
Total grant date fair value of RSUs vested			613,989	1,049,265	1,284,257	1,730,895
Unrecognized stock-based compensation costs	$ 393,631		$ 393,631		$ 995,162
Unrecognized stock-based compensation costs, remaining weighted average period			3 months		10 months 2 days
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation costs	46,189		$ 46,189		$ 702,471
Unrecognized stock-based compensation costs, remaining weighted average period			1 year 9 months 25 days		2 years 2 months 15 days
Agrgregate instrinsic value of options exercised					$ 0	1,040
Stock options expiration period			10 years		10 years
Stock options vesting period			4 years		4 years
Remainder vesting period			3 years		3 years
Stock vesting percentage			25.00%		25.00%
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	41,375	40,993	$ 282,818	152,010	$ 178,877	458,174
Stock-based compensation expense	41,375	$ 40,993	$ 282,818	$ 152,010	$ 178,877	$ 458,174
Employees and Consultants [Member] | Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted			$ 0	$ 5.46	$ 3.17	$ 19.2
Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense for equity-classified awards	16,375		$ 169,208
Stock based compensation expenses for liability classified awards	$ 25,000		$ 75,000
Equity classified awards relating to services to be provided	500,000		500,000
Common stock average closing price										$ 25,000
Common stock relating to services previously provided										500,000
Common stock relating to services to be provided	4,255,319		4,255,319							500,000
Common stock relating to services not yet provided										2,830,189
Common stock, shares issued									3,830,189
Common stock required not yet issued	375,920		375,920							3,830,189
Equity classified common stock										1,000,000
Prepaid Expenses and Other Current Assets [Member] | Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense for equity-classified awards			$ 92,792
Stock based compensation expenses for liability classified awards			600,000
Accrued Expenses [Member] | Non-employee Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expenses for liability classified awards			$ 75,000